Equity Based Compensation Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	913,794
Equity-based compensation	$ 10,392,000	$ 7,719,000	$ 4,297,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	17,100,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 7 months 18 days
Repurchase of common units	$ (1,858,000)	$ (2,501,000)	$ (1,401,000)
Common Class A [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Repurchase of common units - Units	(272,179)	(286,716)	(137,985)